SHARE-BASED COMPENSATION (Details Narrative) - USD ($)				1 Months Ended		12 Months Ended
	Dec. 02, 2021	Aug. 11, 2021	Jun. 01, 2020	Dec. 31, 2021	Dec. 27, 2018	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price	$ 0.50		$ 0.50
Reverse merger recapitalization						$ 6,638,371	$ 266,586
Unrecognized compensation costs				$ 11,114,097		$ 11,114,097
Unrecognized compensation cost amortization period						1 year 11 months 26 days
Series A Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted					5,000,000
Warrants exercise price					$ 0.50
Class A Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted	70,000		50,000
Warrants exercise price	$ 0.50		$ 0.50
Yin Chieh Cheng [Member] | Series A Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted					250,000
Shun Chih Chuang [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued for services				505,000
Shun Chih Chuang [Member] | Class A Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted	75,000		50,000
Hsien Wen Yu [Member] | Class A Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted	60,000		60,000
Michael A Littman [Member] | Class A Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted		50,000	50,000
Warrants exercise price			$ 0.50
Michael A Littman [Member] | Class B Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted		50,000	50,000
Warrants exercise price			$ 1.00